Income Taxes (Narrative) (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021	Dec. 31, 2020 ILS (₪)	Dec. 31, 2022 USD ($)
Disclosure Of Income Taxes [Line Items]
Group’s balance of carryforward losses				$ 153
Deferred taxes not created in respect of loss				$ 3
Corporate tax rate	23.00%	23.00%	23.00%
Tax payment in respect of previous years | ₪	₪ 6.5		₪ 9.0
ISRAEL
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	23.00%	23.00%
CROATIA
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	18.00%
IRELAND
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	15.00%
SERBIA
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	9.00%
NETHERLANDS
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	20.60%
HUNGARY
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	10.00%
SPAIN
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	25.00%
UNITED STATES
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	21.00%